Information on staff and remuneration	12 Months Ended
Dec. 31, 2020
Information on staff and remuneration
Information on staff and remuneration

Note 6 - Information on staff and remuneration

DKK thousand	2020	2019	2018

Total staff costs can be specified as follows:
Wages and salaries	337,295	175,104	141,661
Share based payment costs	30,485	14,764	17,474
Pension schemes (defined contribution plans)	16,716	13,430	11,065
Other payroll and staff-related costs	37,241	14,932	9,783
Total	421,737	218,230	179,983
The amount is charged as:
Research and development expenses	204,210	178,089	153,601
Sale and marketing expenses	130,568	0	0
Administrative expenses	78,639	40,141	26,382
Cost of goods sold	3,713	0	0
Inventory	4,607	0	0
Total	421,737	218,230	179,983
Average number of employees	297	173	146

	2020			2019			2018
	Base	Committee	Total	Base	Committee	Total	Base	Committee	Total
DKK thousand	board fee	Fees	fees	board fee	Fees	fees	board fee	Fees	fees

Remuneration to the Board of Directors
Martin Nicklasson	750	100	850	750	100	850	650	100	750
Kirsten Drejer[1]	500	0	500	467	0	467	200	0	200
Alain Munoz	400	50	450	400	50	450	300	50	350
Michael Owen	400	50	450	400	50	450	300	50	350
Bernadette Mary Connaughton	400	33	433	267	0	267	0	0	0
Jeffrey Berkowitz	400	50	450	267	33	300	0	0	0
Leonard Kruimer	400	150	550	267	100	367	0	0	0
Jens Peter Stenvang²	400	0	400	400	0	400	300	0	300
Gertrud Koefoed Rasmussen²	267	0	267	0	0	0	0	0	0
Frederik Barfoed Beck²	267	0	267	0	0	0	0	0	0
Iben Louise Gjelstrup²	267	0	267	0	0	0	0	0	0
Hanne Heidenheim Bak²	133	0	133	400	0	400	300	0	300
Rosemary Crane⁴	0	0	0	133	17	150	333	50	383
Catherine Moukheibir⁴	0	0	0	133	50	183	300	150	450
Helle Haxgart², ³	0	0	0	0	0	0	100	0	100
Total	4,584	433	5,017	3,884	400	4,284	2,783	400	3,183

1  Kirsten Drejer was appointed vice chairman at the General Meeting on April 4 in 2019.

2  Employee-elected board members; the table only includes remuneration for board work.

3  This board member resigned from the Board in 2018.

4  These board members resigned from the Board in 2019.

5  These board members resigned from the Board in 2020.

The disclosed remuneration for board members excludes minor mandatory social security costs paid by the company. It also excludes reimbursed expenses incurred in connection with board meetings, such as travel and accomodation.

				Other	Share based
			Pension	short term	compensation
DKK thousand	Base salary	Bonus	contribution	benefits	expenses	Total
2020
Remuneration to the Executive Management
Emmanuel Dulac[1]	4,950	3,267	990	699	2,534	12,440
Adam Sinding Steensberg²	2,967	1,266	593	282	2,281	7,389
Matthew Donald Dallas[3]	2,721	1,191	36	15	1,707	5,670
Total	10,638	5,724	1,619	996	6,522	25,499
Total Other Corporate Management[5]	6,386	2,739	313	286	3,423	13,147
Total	17,024	8,463	1,932	1,282	9,945	38,646

2019
Remuneration to the Executive Management
Emmanuel Dulac[1]	3,100	9,072	620	855	832	14,479
Adam Sinding Steensberg²	2,807	1,032	505	269	2,304	6,917
Matthew Donald Dallas[3]	588	534	0	5	82	1,209
Britt Meelby Jensen[4]	1,745	419	175	60	0	2,399
Mats Blom[4]	655	248	66	61	1,677	2,707
Total	8,895	11,305	1,366	1,250	4,895	27,711
Total other Corporate Management[5]	6,559	2,580	389	46	1,972	11,546
Total	15,454	13,885	1,755	1,296	6,867	39,257

2018
Remuneration to the Executive Management
Britt Meelby Jensen	4,189	2,513	419	320	0	7,441
Mats Blom	2,621	1,031	262	273	1,888	6,075
Total	6,810	3,544	681	593	1,888	13,516
Total Other Corporate Management[5]	6,689	2,653	604	1,035	4,471	15,452
Total	13,499	6,197	1,285	1,628	6,359	28,968

¹ Emmanuel Dulac was appointed as CEO at April 25, 2019.

² Former Interim CEO Adam Sinding Steensberg was appointed EVP, R&D and CMO at April 25, 2019.

³ Matthew Donald Dallas was appointed CFO at October 10, 2019.

⁴ Former CEO Britt Meelby Jensen and former CFO Mats Blom resigned from Zealand at February 28, 2019 and March 28, 2019, respectively.

⁵ Other Corporate Management in 2020 comprised three members (2019: three and 2018: four.)

Accounting policies

The value of services received as consideration for granted warrants is measured at the fair value of the warrant. The fair value of equity settled share based compensation is determined at the grant date and is recognized in the income statement as employee benefit expense over the period in which the warrants vest. The offsetting entry to this is recognized under equity. An estimate is made of the number of warrants expected to vest. Subsequently, an adjustment is made for changes in the estimate of the number of warrants, which will vest, so the total expense is equal to fair value of the actual number of warrants which vest. The fair value of warrants granted is estimated using the Black– Scholes pricing model and Monte Carlo model in programs with value caps whereas the average share price prior to grant is used for RSU and PSUs

	The employee
	Incentive programs of
Warrant programs existing during the period	2020	2015	2010
Maximum years of options granted	10 years	5 years	5 years
Method of settlement		equity- settled
2020
Outstanding at the beginning of the period	0	1,647,788	42,359
Granted during the period	63,217	631,288	0
Forfeited during the period	0	(53,747)	0
Exercised during the period	0	(276,409)	(42,359)
Expired during the period	0	(40,000)	0
Outstanding at the end of the period	63,217	1,908,920	0
Exercisable at the end of the period	0	301,529	0
Warrants outstanding at the end of the period
Range of exercise prices	216.8	90 - 224.4	101.2 - 127.1
Weighted-average remaining contractual life	9.5	4.9	0
Number held by Executive Management	0	373,409	0
2019
Outstanding at the beginning of the period	0	1,635,000	218,359
Granted during the period	0	641,029	0
Forfeited during the period	0	(314,266)	0
Exercised during the period	0	(313,975)	(176,000)
Expired during the period	0	0	0
Outstanding at the end of the period	0	1,647,788	42,359
Exercisable at the end of the period	0	300,725	42,359
Warrants outstanding at the end of the period
Range of exercise prices	0	90 - 142.5	101.2 - 127.1

Weighted-average remaining contractual life	0	2.3	0.3
Number held by Executive Management	0	372,171	0

Warrants exercised during the period	2020	2019
Weighted-average share price at the date of exercise	234.7	160.7
Weighted-average exercise price for expired during the period	101.2	0
Weighted-average exercise price for forfeited during the period	169.2	125.4
Weighted-average exercise price for outstanding at period end	158.5	124.5

Determination of fair value of the warrants granted during the period

The exercise price is determined by the closing price of Zealand’s shares on Nasdaq Copenhagen on the day prior to the grant date. For warrants granted before April 19, 2018, the exercise price is determined by the closing price of Zealand’s shares on Nasdaq Copenhagen on the day prior to the grant date plus 10%.

Warrants granted prior to April 15, 2020 expire automatically after five years. Warrants vest either after 3 years of service, with 1/36 each month from the grant date, or with 1/3 after one year, 1/3 after two years and 1/3 after three years. The service cost is recognized over the respective vesting periods. Warrants granted from April 15, 2020 and going forward expires automatically after 10 years.

Warrants may be exercised four times a year during a four-week period starting from the date of the publication of Zealand’s Annual Report or interim reports. Dividend is not expected.

For warrants granted before January 1, 2019 , the volatility rate used is based on the 5-year historical volatility of the Zealand share price. For warrants granted after January 1, 2019, the volatility rate used is based on a historical volatility of the Zealand share price calculated as the vesting period of 3 years plus 50% of the exercise period (2020: 7 years, 2019: 2 years).

The fair value of the warrants compensation granted in 2020 was determined using the BlackScholes and Monte Carlo model using the following inputs as at day of grant and using average fair market value for RSUs and PSUs:

Grant year	2020	2020	2019	2019	2018
Type	RSUs	Warrants	PSU	Warrants	Warrants
Term	36 months	Up to 78 months	36 months	Up to 48 months	Up to 36 months

Weighted average	185.9	216.8	127.3	127.0	90.0
share price (DKK)	to 220.5	to 224.4		to 220.0	to 100.8
Exercise price (DKK)	0	224.1	0	127.0	90.0
				to 220.0	to 100.8
Volatility (%)	N/A	44.68	N/A	41.9	42.5
		to 46.45		to 43.5	to 42.6
Risk-free interest rate (%)	N/A	(0.31)	N/A	(0.45)	(0.03)
		to (0.41)		to (0.63)	to 0.05
Exercise period to-from	N/A	Apr'21	N/A	Jun'20	May 21
		to Apr'30		to Dec'24	to Oct'23
No granted	21,602	631,288	22,915	641,029	655,500
Cost price (DKK)	216.8	48.4	138.6	41.9	32.8
	to 224.4	to 95.4		to 69.5	to 37.0

Expense arising from share-based payment transactions

	2020	2019	2018
Research and development expenses	14,005	12,191	13,919
Sale and Marketing expenses	6,045	0	0
Administrative expenses	10,435	2,573	3,555
Total	30,485	14,764	17,474

Effect on income statement

In 2020, the fair value of Warrants, RSU and PSUs recognized in the income statement amounts to DKK 30.5 million in total of which DKK 0.9 million relate to PSUs and DKK 1.1 million relate to RSUs (2019: DKK 14.8 million and 2018: DKK 17.5 million). DKK 6.5 million relate to the Executive Management (2019: DKK 3.2 million and 2018: DKK 1.9 million) is recognized in the income statement..

Fair value RSUs

The number of restricted share units granted in 2020 totals 27,466, of which 21,602 is granted on April 15, 2020 and 5,864 granted on September 14, 2020. For the 21,602 granted on April 15, 2020, the value is determined based on the simple average of the closing price of the Company's share on Nasdaq Copenhagen A/S for a period of five trading days following the publication of the annual report of the Company for 2019. For the 5,864 granted on September 14, 2020, the value is determined based on the simple average of the closing price of the Company's share on Nasdaq Copenhagen A/S for a period of five trading days prior to the grant date.

The programs granted in 2020 are initially valued at DKK 6.1 million.

Fair value PSUs

The number of performance share units granted is 22,915 determined based on the average share price of the shares of the Company for the three-day trading period following the latest open trading window preceding the allotment.

The program is initially valued at DKK 3.2 million.

Employee warrant programs

In order to motivate and retain key employees and encourage the achievement of common goals for employees, Management and shareholders, the Group has established an incentive plan based on warrant programs. Incentive programs have been offered in 2005, 2007 and in the 2009-2020 period.

The warrants are granted in accordance with the authorizations given to the Board of Directors by the shareholders. The Board of Directors has fixed the terms of and size of the grants, taking into account authorizations from the shareholders, the Group’s guidelines for incentive pay, an assessment of expectations of the recipient’s work efforts and contribution to the Group’s growth, as well as the need to motivate and retain the recipient. Grant takes place on the date of establishment of the program. Exercise of warrants is by default subject to continuing employment with the Group. The warrants granted are subject to the provisions of the Danish Public Companies Act regarding termination of employees prior to their exercise of warrants in the case of recipients covered by the Act.

2010 employee incentive program

This program was established in 2010 for Zealand’s Board of Directors, Executive Management, employees and consultants.

The Board of Directors was authorized to issue up to 2,750,000 warrants in the period until November 2, 2015. The program has expired and a total of 2,355,495 warrants have been granted. As of December 31, 2020,  1,798,168 warrants have been exercised, The total proceeds amount to DKK 150.2 million (2019: DKK 145.1 million and 2018: DKK 127.4 million). As of December 31, 2020,  zero warrants can still be exercised.

2015 employee incentive program

This program was established in 2015 for Zealand’s Executive Management and employees.

The Board of Directors was authorized to issue up to 2,750,000 warrants in the period until April, 2020. As of December 31, 2020,  3,419,883 warrants have been granted, 2,032,218 warrants have been exercised, 40,000 have expired and 873,079 warrants have forfeited. The program has expired and no further warrants can be granted. The total proceeds amount to DKK 72.1 million (2019: DKK 35.5 million and 2018: DKK 0.8 million). As of December 31, 2019, 1,908,920 warrants can still be exercised.

2020 employee incentive program

This program was established in 2020 for Zealand’s Executive Management and employees.

The Board of Directors was authorized to issue up to 821,544 warrants in the period until April, 2021. As of December 31, 2020, 63,217 warrants have been granted, This means that the remaining number of warrants that can be granted is 758,327. The total proceeds amount to DKK 0.0 million (2019: DKK 0.0 million and 2018: DKK 0.0 million). As of December 31, 2020, zero warrants can be exercised.

2019 long-term incentive program (LTIP) for Corporate Management

This program was established in 2019 for Zealand’s Corporate Management.

Under the LTIP, the Executive Management and Other Corporate Management are eligible to receive a number of performance share units (“PSUs”) at no cost, as determined by the Board of Directors. Thereafter, PSUs are expected to be granted annually (together with any share-based long-term incentive program, up to a maximum of 10% of Zealand’s share capital).

The targets for the first PSUs granted on June 13, 2019 under the LTIP are related to Zealand's filing of a submission for a New Drug Approval ("NDA") to the Food and Drug Administration ("FDA") in the United States and Zealand's receipt of an approval letter from the FDA for this NDA application.

The PSUs will vest over a three-year period. The PSUs that have not vested will lapse without any compensation. Each vested PSU entitles the holder to receive one share in Zealand at no cost provided that the targets are met.

No of PSUs	2020	2019

Number of shares
At January 1	19,765	0
Granted during the year	0	22,915
Vested during the year	0	0
Forfeited during the year	0	(3,150)
At December 31	19,765	19,765

No of RSUs	2020	2019

Number of shares
At January 1	0	0
Granted during the year	27,466	0
Vested during the year	0	0
Forfeited during the year	0	0
At December 31	27,466	0